Acquisitions and disposals of subsidiaries	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Acquisitions and disposals of subsidiaries
6.	Acquisi ti ons and disposals of subsidiaries
The company undertook a series of acquisitions and disposals and/or settled payments related to prior year acquisitions during the six-month
period ended 30 June 2023 and 30 June 2022, with no significant impact in the consolidated financial statements.